Advanced Subscription Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Advanced Subscription Agreements
Advanced Subscription Agreements

8.  Advance Subscription Agreements

Between September 2019 and March 2020, the Company entered into ASAs with future investors resulting in gross proceeds of £5.6 million (approximately $7.1 million), of which £0.3 million (approximately $0.3 million) was received during the nine months ended September 30, 2020. The Company elected to account for the ASAs using the fair value option, pursuant to which, the associated liability was recorded at fair value and subsequently remeasured to fair value at each reporting date. During the three and nine months ended September 30, 2021 and 2020, the Company recognized a gain of $0.3 million, a loss of $6.5 million, a loss of $0.7 million and a gain of $0.7 million, respectively, in the unaudited condensed consolidated statements of operations and comprehensive loss related to the change in the estimated fair value of the ASAs (see Note 3).

The holders of the ASAs have the following rights:

Automatic Conversion Feature

Upon issuance of the ASAs, the occurrence of either a Series C round financing or share sale triggering a change of control, the principal will automatically convert at an amount equal to 75.0% of the share price paid by the investors in the financing, but not exceed the valuation cap of £26.45 per share ($36.78 per share at July 31, 2021) for certain investors who participated in the ASA. If neither the Series C round financing or any share sale triggering a change of control has occurred by December 31, 2020 (the “Long Stop Date”), the principal will automatically convert into ordinary shares of the Company at a prevailing price of £14.54 per ordinary share ($20.22 per share at July 31, 2021). In 2020, under the amendment to the ASAs, certain holders agreed to extend the Long Stop Date to July 31, 2021. On July 31, 2021, all outstanding ASAs converted into 328,730 ordinary shares of the Company based on the amended Long Stop Date and were ultimately converted into 1,053,273 shares of Wejo Group as part of the business combination (see Note 15).

11.  Advance Subscription Agreements

Between September 2019 and March 2020, the Company entered into advance subscription agreements (“ASAs”) with future investors resulting in gross proceeds of £5.6 million (approximately $7.1 million), of which £0.3 million (approximately $0.3 million) and £5.3 million (approximately $6.8 million) was received during the years ended December 31, 2020 and 2019, respectively. The ASAs were carried at fair value, pursuant to which, the associated liability was recorded at fair value and subsequently remeasured to fair value at each reporting date. During the years ended December 31, 2020 and 2019, the Company recognized losses of $1.8 million and gains of $0.1 million, respectively, in the consolidated statements of operations and comprehensive loss related to the change in the estimated fair value of the advanced subscription agreements (see Note 3).

The holders of the ASAs have the following rights:

Automatic Conversion Feature

Upon issuance of the ASAs, the occurrence of either a Series C round financing or share sale triggering a change of control, the principal will automatically convert at an amount equal to 75.0% of the share price paid by the investors in the financing, but not exceed the valuation cap of £26.45 per share ($36.16 per share at December 31, 2020) for certain investors who participated in the ASA. If neither the Series C round financing or any share sale triggering a change of control has occurred by December 31, 2020 (the “Long Stop Date”), the principal will automatically convert into ordinary shares of the Company at a prevailing price of £14.54 per ordinary share ($19.87 per share at December 31, 2020).

During the year ended December 31, 2020, the Company agreed with all but eleven of the ASA participants to extend the Long Stop Date for the issue of their shares to July 31, 2021. Those participants who did not agree to an extension were issued 55,744 ordinary shares on December 31, 2020 based on the conversion of the original Long Stop Date.